UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      William Ehrman
           --------------------------------------------------
Address:   c/o EGS Partners, L.L.C.
           --------------------------------------------------
           350 Park Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  28-2858
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William Ehrman
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     212-755-9000
           --------------------------------------------------

Signature, Place, and Date of Signing:

         William Ehrman                New York, NY           2/16/00
       ------------------------   -------------------------  ----------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      6
                                               -------------

Form 13F Information Table Entry Total:               189
                                               -------------

Form 13F Information Table Value Total:         $ 402,887.29
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.           Form 13F File Number        Name

                         28-2948                Jonas Gerstl
     --1----           -----------              ------------------------

                         28-2868                Frederic Greenberg
     --2----           -----------              ------------------------

                         28-2866                Frederick Ketcher
     --3----           -----------              ------------------------

                         28-6826                William Lautman
     --4----           -----------              ------------------------

                         28-5051                EGS Management, L.L.C.
     --5----           -----------              ------------------------

                         28-5051                EGS Partners, LLC
     --6----           -----------              ------------------------

[Repeat as necessary.]


                         Form 13F INFORMATION TABLE


     COLUMN 1         COLUMN 2     COLUMN 3   COLUMN 4    COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------- --------------- ---------  -------- ---------------- ---------- --------    ----------------
                                                VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS  CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS    SOLE SHARED NONE
------------------- --------------- ---------  -------- --- --- --- ---- ---------- --------    ---- ------ ----
Abgenix, Inc.         CS            00339B107  1,192.50            9,000   OTHER    1,2,3,4,5          X
Abiomed, Inc.         CS            003654100  2,957.31           80,471   OTHER    1,2,3,4,5          X
Abiomed, Inc.         CS            003654100  2,837.54           77,212   OTHER    1,2,3,4,6          X
Acuson Corporation    CS            005113105  1,813.51          144,359   OTHER    1,2,3,4,5          X
Acuson Corporation    CS            005113105  3,595.90          286,241   OTHER    1,2,3,4,6          X
Air Express Intl Co   CS            009104100    646.25           20,000   OTHER    1,2,3,4,5          X
American Eagle Outf   CS            02553E106    675.00           15,000   OTHER    1,2,3,4,5          X
AEP Industries, Inc   CS            001031103 12,067.40          468,637   OTHER    1,2,3,4,5          X
AEP Industries, Inc   CS            001031103 30,969.04        1,202,681   OTHER    1,2,3,4,6          X
Armor Holdings Inc    CS            042260109    131.25           10,000   OTHER    1,2,3,4,5          X
Ames Department Sto   CS            030789507  3,324.96          115,400   OTHER    1,2,3,4,5          X
Ames Department Sto   CS            030789507  6,354.45          220,545   OTHER    1,2,3,4,6          X
Amgen Inc.            CS            031162100    612.64           10,200   OTHER    1,2,3,4,5          X
Advanced Neuromodul   CS            00757T101    360.94           38,500   OTHER    1,2,3,4,5          X
ARIAD Pharmaceutica   CS            04033A100    281.25          200,000   OTHER    1,2,3,4            X
Aradigm Corp.         CS            038505103    190.00           20,000   OTHER    1,2,3,4,5          X
Aradigm Corp.         CS            038505103     95.00           10,000   OTHER    1,2,3,4,6          X
Alza Corp.            CS            022615108  2,418.21           69,840   OTHER    1,2,3,4,5          X
Alza Corp.            CS            022615108  2,704.21           78,100   OTHER    1,2,3,4,6          X
BioChem Pharm Inc.    CS            09058T108  1,162.80           53,462   OTHER    1,2,3,4,5          X
BioChem Pharm Inc.    CS            09058T108    217.50           10,000   OTHER    1,2,3,4,6          X
Brookstone Inc.       CS            114537103  5,555.25          316,313   OTHER    1,2,3,4,5          X
Brookstone Inc.       CS            114537103 10,269.32          584.730   OTHER    1,2,3,4,6          X
Bristol Myers Squib   CS            110122108  1,789.55           27,880   OTHER    1,2,3,4,5          X
Brooktrout Inc.       CS            114580103    185.63           10,000   OTHER    1,2,3,4,5          X
Citigroup, Inc.       CS            172967101  1,692.90           30,400   OTHER    1,2,3,4,5          X


Citigroup, Inc.       CS            172967101  5,045.29           90,600   OTHER    1,2,3,4,6          X
Candie's, Inc.        CS            137409108     31.72           35,000   OTHER    1,2,3,4,5          X
Cell Genesys, Inc.    CS            150921104    453.28           35,378   OTHER    1,2,3,4,5          X
Cell Genesys, Inc.    CS            150921104    163.81           12,784   OTHER    1,2,3,4,5          X
Chiron Corp.          CS            170040109    423.75           10,000   OTHER    1,2,3,4,5          X
Charming Shoppes, I   CS            161133103    212.00           32,000   OTHER    1,2,3,4,5          X
Checkpoint Systems,   CS            162825103    254.69           25,000   OTHER    1,2,3,4,5          X
Compucom Systems, I   CS            204780100    144.38           35,000   OTHER    1,2,3,4,5          X
Cardima, Inc.         CS            14147M106     21.20           11.700   OTHER    1,2,3,4,5          X
Cardima, Inc.         CS            14147M106      2.36            1,300   OTHER    1,2,3,4,6          X
Cardima, Inc.         CS            14147M106    257.74          142,200   OTHER    1,2,3,4,5          X
CorVel Corp.          CS            221006109  2,765.34          117.674   OTHER    1,2,3,4,5          X
CorVel Corp.          CS            221006109    987.14           42,006   OTHER    1,2,3,4,6          X
Crown American Real   CS            228186102    682.55          124,100   OTHER    1,2,3,4,5          X
Crown American Real   CS            228186102  1,194.05          217,100   OTHER    1,2,3,4,6          X
CyBear Inc.           CS            23243P103     84.48           12,400   OTHER    1,2,3,4,5          X
CyBear Inc.           CS            23243P103     17.71            2,600   OTHER    1,2,3,4,6          X
Interdent Inc.        CS            45865R109    550.87           68,325   OTHER    1,2,3,4,5          X
Delta & Pine Land C   CS            247357106    173.75           10,000   OTHER    1,2,3,4,5          X
Dental/Medical Diag   CS            24873K208     49.78           17,700   OTHER    1,2,3,4,5          X
Dental/Medical Diag   CS            24873K208    106.88           38,000   OTHER    1,2,3,4,6          X
Dow Chemical Co.      CS            260543103  2,318.39           17,350   OTHER    1,2,3,4,5          X
Dow Chemical Co.      CS            260543103  9,567.55           71,600   OTHER    1,2,3,4,6          X
Dura Pharmaceutical   OC            26632S909    334.50           24,000   OTHER    1,2,3,4,5          X
Dura Pharmaceutical   OC            26632S909     83.63            6,000   OTHER    1,2,3,4,6          X
Dura Pharmaceutical   CS            26632S109    418.13           30,000   OTHER    1,2,3,4,5          X
Dura Pharmaceutical   CS            26632S109     76.66            5,500   OTHER    1,2,3,4,6          X
Equity Marketing, I   CS            294724109    212.44           16,500   OTHER    1,2,3,4,5          X
Encore Medical Corp   CS            29256E109     73.46           32,200   OTHER    1,2,3,4,5          X
Encore Medical Corp   CS            29256E109     36.73           16,100   OTHER    1,2,3,4,6          X
Encore Medical Corp   W             29256E109     17.19           55,000   OTHER    1,2,3,4,5          X
Enzon, Inc.           CS            293904108    881.38           20,320   OTHER    1,2,3,4,5          X
EP MedSystems Inc.    CS            26881P103   1024.49          215,682   OTHER    1,2,3,4,5          X
EP MedSystems Inc.    CS            26881P103    207.57           43,698   OTHER    1,2,3,4,6          X
EP MedSystems Inc.    CS            26881P103  4,750.00        1,000,000   OTHER    1,2,3,4            X
Federated Departmen   CS            31410H101  1,941.60           38,400   OTHER    1,2,3,4,5          X
Federated Departmen   CS            31410H101  3,999.50           79,100   OTHER    1,2,3,4,6          X
Flanders Corp.        CS            338494107    772.75          309,100   OTHER    1,2,3,4,5          X

Flamel Technologies   CS            338488109     36.98           17,400   OTHER    1,2,3,4,5          X
Flamel Technologies   CS            338488109     21.25           10,000   OTHER    1,2,3,4,6          X
Fritz Co.'s, Inc.     CS            358846103  1,244.25          118,500   OTHER    1,2,3,4,5          X
Fritz Co.'s, Inc.     CS            358846103  1,485.75          141,500   OTHER    1,2,3,4,6          X
Forest Laboratories   CS            345838106  1,689.53           27.500   OTHER    1,2,3,4,5          X
Forest Laboratories   CS            345838106    460.79            7,500   OTHER    1,2,3,4,6          X
Guilford Pharmaceut   CS            401829106    736.59           43,329   OTHER    1,2,3,4,5          X
Grace, W.R. Co.       CS            383883105  4,343.90          311,670   OTHER    1,2,3,4,6          X
GTE Corp.             CS            362320103  3,175.31           45,000   OTHER    1,2,3,4,6          X
Harrah's Entertainm   CS            413619107    404.49           15,300   OTHER    1,2,3,4,5          X
Harrah's Entertainm   CS            413619107  2,072.70           78,400   OTHER    1,2,3,4,6          X
Honeywell, Inc.       CS            438506107    686.48           11,900   OTHER    1,2,3,4,5          X
Honeywell, Inc.       CS            438506107  5,774.51          100,100   OTHER    1,2,3,4,6          X
Healthsouth Corp.     CS            421924101     93.53           17,400   OTHER    1,2,3,4,5          X
Healthsouth Corp.     CS            421924101     13.98            2,600   OTHER    1,2,3,4,6          X
ICN Pharmaceuticals   CS            448924100    858.53           33,930   OTHER    1,2,3,4,5          X
ICN Pharmaceuticals   CS            448924100    254.88           10,070   OTHER    1,2,3,4,6          X
IVillage Inc          CS            46588h105  1,371.43           67,725   OTHER    1,2,3,4,5          X
IVillage Inc          CS            46588h105    196.43            9,700   OTHER    1,2,3,4,6          X
Baker (J.), Inc.      CS            057232100  1,542.00          257,000   OTHER    1,2,3,4,5          X
Baker (J.), Inc.      CS            057232100  2,437.80          406,300   OTHER    1,2,3,4,6          X
Penney (J.C.) Co.,    CS            708160106    259.18           13,000   OTHER    1,2,3,4,5          X
Penney (J.C.) Co.,    CS            708160106  1,295.93           65,000   OTHER    1,2,3,4,6          X
Johnson & Johnson     CS            478160104  1,152.66           12,361   OTHER    1,2,3,4,5          X
Jones Apparel Group   CS            480074103  3,534.74          130,313   OTHER    1,2,3,4,5          X
Jones Apparel Group   CS            480074103  5,879.40          216,752   OTHER    1,2,3,4,6          X
K Mart Corp.          CS            482584109    734.56           73,000   OTHER    1,2,3,4,5          X
K Mart Corp.          CS            482584109    805.00           80,000   OTHER    1,2,3,4,6          X
Kansas City Souther   CS            485170104  1,649.21           22,100   OTHER    1,2,3,4,5          X
Kansas City Souther   CS            485170104  9,335.59          125,100   OTHER    1,2,3,4,6          X
Laidlaw Global Corp   CS            507306108    207.34           25,519   OTHER    1,2,3,4,5          X
LifeCell Corp.        CS            531927101    327.49           63,900   OTHER    1,2,3,4,5          X
Liz Claiborne, Inc.   CS            539320101    376.25           10,000   OTHER    1,2,3,4,5          X
Liz Claiborne, Inc.   CS            539320101    827.76           22,000   OTHER    1,2,3,4,6          X
Limited (The), Inc.   CS            532716107  2,815.31           65,000   OTHER    1,2,3,4,5          X
Limited (The), Inc.   CS            532716107  4,582.46          105,800   OTHER    1,2,3,4,6          X
Mandalay Resort Gro   CS            562567107  1,167.25           58,000   OTHER    1,2,3,4,5          X
Mandalay Resort Gro   CS            562567107    805.00           40,000   OTHER    1,2,3,4,6          X

Medimmune, Inc.       CS            584699102    662.84            3,996   OTHER    1,2,3,4,5          X
Medarex Inc.          CS            583916101  2,398.90           64,400   OTHER    1,2,3,4,5          X
Medco Research, Inc   CS            584059109  2,229.95           74,177   OTHER    1,2,3,4,5          X
Medco Research, Inc   CS            584059109    199.64            6,641   OTHER    1,2,3,4,6          X
Merck and Co., Inc.   CS            589331107  1,887.57           28,094   OTHER    1,2,3,4,5          X
Merck and Co., Inc.   CS            589331107    268.76            4,000   OTHER    1,2,3,4,6          X
Mesa Air Group Inc.   CS            590479101  1,683.49          354,419   OTHER    1,2,3,4,5          X
Monsanto Co.          CS            611662107  2,005.69           56,300   OTHER    1,2,3,4,6          X
MAXXAM Inc.           CS            577913106    308.70            7,200   OTHER    1,2,3,4,5          X
MAXXAM Inc.           CS            577913106  1,196.21           27,900   OTHER    1,2,3,4,6          X
Neorx Corp.           CS            640520102     69.06           17,000   OTHER    1,2,3,4,5          X
Neorx Corp.           CS            640520102      8.53            2,100   OTHER    1,2,3,4,6          X
Novoste Corporation   CS            67010C100    945.62           57,310   OTHER    1,2,3,4,5          X
Novoste Corporation   CS            67010C100    186.29           11,290   OTHER    1,2,3,4,6          X
NetSpeak Corp.        CS            64115D109  1,777.56           83,650   OTHER    1,2,3,4,5          X
Osteotech, Inc.       CS            688582105    600.30           44,882   OTHER    1,2,3,4,5          X
Protocol Systems, I   CS            74371R106    202.50           22,500   OTHER    1,2,3,4,5          X
Piercing Pagoda, In   CS            720773100  1,168.81           77,277   OTHER    1,2,3,4,5          X
Piercing Pagoda, In   CS            720773100  3,114.24          205,900   OTHER    1,2,3,4,6          X
PolyMedica Corporat   CS            731738100  1,506.59           65,150   OTHER    1,2,3,4,5          X
PolyMedica Corporat   CS            731738100    583.90           25,250   OTHER    1,2,3,4,6          X
Pharmacia & Upjohn,   CS            716941109  1,294.24           28,761   OTHER    1,2,3,4,5          X
Pharmacia & Upjohn,   CS            716941109  2,911.50           64,700   OTHER    1,2,3,4,6          X
Penwest Pharmaceuti   CS            709754105    253.15           16,600   OTHER    1,2,3,4,5          X
Penwest Pharmaceuti   CS            709754105    152.50           10,000   OTHER    1,2,3,4,6          X
Park Place Entertai   CS            700690100  1,075.00           86,000   OTHER    1,2,3,4,5          X
Park Place Entertai   CS            700690100  2,412.50          193,000   OTHER    1,2,3,4,6          X
Payless ShoeSource,   CS            704379106    399.50            8,500   OTHER    1,2,3,4,5          X
Phillips-Van Heusen   CS            718592108    249.38           30,000   OTHER    1,2,3,4,5          X
Pittston Brink's Gr   CS            725701106    455.40           20,700   OTHER    1,2,3,4,5          X
Pittston BAX Group    CS            725701882  1,312.19          123,500   OTHER    1,2,3,4,5          X
Pittston BAX Group    CS            725701882    702.31           66,100   OTHER    1,2,3,4,6          X
Quidel Corp           CS            74838J101     68.75           10,000   OTHER    1,2,3,4,5          X
RailAmerica, Inc.     CS            750753105  5,500.43          642,386   OTHER    1,2,3,4,5          X
RailAmerica, Inc.     CS            750753105 18,058.00        2,108,964   OTHER    1,2,3,4,6          X
RailAmerica, Inc. -   PRIV          750753105  1,883.75          220,000   OTHER    1,2,3,4,5          X
RailAmerica, Inc. -   PRIV          750753105     42.81            5,000   OTHER    1,2,3,4,6          X
RailAmerica, Inc. -   PRIV          750753105  1,068.79          124,822   OTHER    1,2,3,4,5          X

RailAmerica, Inc. -   PRIV          750753105  1,846.10          215,602   OTHER    1,2,3,4,6          X
Regis Corporation     CS            758932107    273.69           14,500   OTHER    1,2,3,4,5          X
Polo Ralph Lauren C   CS            731572103    438.50           25,700   OTHER    1,2,3,4,5          X
Polo Ralph Lauren C   CS            731572103  1,199.50           70,300   OTHER    1,2,3,4,6          X
Ross Stores, Inc.     CS            778296103    448.44           25,000   OTHER    1,2,3,4,5          X
Ross Stores, Inc.     CS            778296103    735.49           41,000   OTHER    1,2,3,4,6          X
Rare Medium Group I   CS            75382N109    511.88           15,000   OTHER    1,2,3,4,5          X
Railtex Inc.          CS            750766107    235.95           13,200   OTHER    1,2,3,4,5          X
Railtex Inc.          CS            750766107  3,353.36          187,600   OTHER    1,2,3,4,6          X
SangStat Medical Co   CS            801003104    654.50           22,000   OTHER    1,2,3,4,5          X
SmithKline Beecham    CS            832378301  2,382.82           37,159   OTHER    1,2,3,4,5          X
SmithKline Beecham    CS            832378301  2,366.21           36,900   OTHER    1,2,3,4,6          X
Schering-Plough, In   CS            806605101    743.26           17,540   OTHER    1,2,3,4,5          X
Schering-Plough, In   CS            806605101    211.88            5,000   OTHER    1,2,3,4,5          X
Madden Steven Ltd     CS            556269108  1,200.59           62,982   OTHER    1,2,3,4,5          X
Madden Steven Ltd     CS            556269108  1,778.30           93,288   OTHER    1,2,3,4,5          X
Splash Technology H   CS            848623104    149.81           17,000   OTHER    1,2,3,4,5          X
Steel Dynamics, Inc   CS            858119100  1,424.70           89,393   OTHER    1,2,3,4,5          X
Steel Dynamics, Inc   CS            858119100  8,112.30          509,007   OTHER    1,2,3,4,6          X
SuperGen, Inc.        CS            868059106  1,884.11           64,140   OTHER    1,2,3,4,5          X
SuperGen, Inc.        CS            868059106    293.76           10,000   OTHER    1,2,3,4,6          X
AT&T Corp.            CS            001957109  1,778.44           35,000   OTHER    1,2,3,4,6          X
Teva Pharmaceutical   CS            881624209  2,867.50           40,000   OTHER    1,2,3,4,5          X
TJX Companies, Inc.   CS            872540109  4,281.66          209,500   OTHER    1,2,3,4,6          X
Transportacion Mari   CS            893868208  6,699.41        1,429,208   OTHER    1,2,3,4,5          X
Transportacion Mari   CS            893868208 16,656.06        3,553,292   OTHER    1,2,3,4,6          X
Transportacion Mari   CS            893868307  5,964.97        1,403,523   OTHER    1,2,3,4,5          X
Transportacion Mari   CS            893868307 12,899.50        3,035,177   OTHER    1,2,3,4,6          X
Topps Inc.            CS            890786106    259.38           25,000   OTHER    1,2,3,4,5          X
Triarc Companies, I   CS            895927101  9,328.97          507,699   OTHER    1,2,3,4,5          X
Triarc Companies, I   CS            895927101 23,982.98        1,305,196   OTHER    1,2,3,4,6          X
Titan Pharmaceutica   CS            888314101    380.00           20,000   OTHER    1,2,3,4,5          X
Tyco International    CS            902124106  3,900.00          100,000   OTHER    1,2,3,4,6          X
United Healthcare C   CS            910581107    837.83           15,771   OTHER    1,2,3,4,5          X
United Parcel Servi   CS            911312106    517.50            7,500   OTHER    1,2,3,4,5          X
United Payors & Uni   CS            911319101    607.35           36,670   OTHER    1,2,3,4,5          X
United Payors & Uni   CS            911319101    286.53           17,300   OTHER    1,2,3,4,6          X
Value City Departme   CS            920387107  1,220.59           80,700   OTHER    1,2,3,4,5          X

Valero Energy Corp.   CS            919138107     99.38            5,000   OTHER    1,2,3,4,5          X
Valero Energy Corp.   CS            919138107  2,683.12          135,000   OTHER    1,2,3,4,6          X
Warnaco Group Inc.    CS            934390105  1,415.94          115,000   OTHER    1,2,3,4,5          X
Warnaco Group Inc.    CS            934390105  2,515.44          204,300   OTHER    1,2,3,4,6          X
Watson Pharmaceutic   CS            942683103  1,107.82           30,934   OTHER    1,2,3,4,5          X
Watson Pharmaceutic   OC            942683903    537.19           15,000   OTHER    1,2,3,4.5          X
Watson Pharmaceutic   OC            942683903    179.06            5,000   OTHER    1,2,3,4,6          X
Worldtex, Inc.        CS            981907108  2,650.59        1,696,377   OTHER    1,2,3,4,5          X
Worldtex, Inc.        CS            981907108  4,835.63        3,094,818   OTHER    1,2,3,4,6          X
Zale Corp.            CS            988858106    217.69            4,500   OTHER    1,2,3,4,5          X
Zale Corp.            CS            988858106  3,723.66           76,975   OTHER    1,2,3,4,6          X
Zoll Medical Corp.    CS            989922109    267.31            7,000   OTHER    1,2,3,4,6          X









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